Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Cedar Rapids Bank and Trust Company (the “Company”)

CRBT TEBS Sponsor III LLC
Federal Home Loan Mortgage Corporation
J.P. Morgan Chase Commercial Mortgage Securities Corp.
J.P. Morgan Securities LLC
(collectively, the “Specified Parties”):

Re: CRBT 2026-M074 Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “CRBT 2026-M074 Red Tape v2 - 4.14.2026.xlsx” (the “Data File”) provided by the Company on April 14, 2026, containing information on 21 tax-exempt multifamily bonds and/or tax-exempt multifamily loans (the “Loans”) secured by 19 related mortgaged real properties (the “Mortgaged Properties”) which secure custodial receipts (the “Deposited Assets”) as of April 1, 2026 (the “Cut-Off Date”), which we were informed are intended to be included as collateral in the offering by CRBT 2026-M074 Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a Specified Party of this report and may not meet the needs of all Specified Parties and, as such, the Specified Parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that (i) dollar amounts, percentages, and debt service coverage ratios were within $1.00, 0.1%, and 0.01, respectively, and (ii) dollar amounts were within $5.00 for the Data File attribute Monthly Rent Per Unit.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value, as described in Attachment C.
•	The term “Loan Files” means the electronic copies of source documents made available by the Company and listed in Attachment A. We make no representations regarding the validity or accuracy of any of the source documents.
•	The term “Actual SOFR” means the rate of 3.65221%, as of March 31, 2026, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Cut-off Date, Calculation Methodology, Instructions, Loan Files and Actual SOFR.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for all Loans and related Mortgaged Properties in the Data File and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, as applicable.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Deposited Assets, Loans or related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Deposited Assets or Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Deposited Assets being securitized, (iii) the compliance of the originator of the Deposited Assets or Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Deposited Assets, Loans or related Mortgaged Properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
April 14, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Annex #	Provided by Company
Group	Provided by Company
Freddie Mac Loan Number	Provided by Company
Freddie Mac Underwriting Group	Provided by Company
Sponsor Loan Number	Provided by Company
Number of Properties	Appraisal Report, Management Agreement
Property Name	Provided by Company
Originator	Continuing Covenant Agreement, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond and any related amendments
Street Address	Appraisal Report, USPS Website, Mortgaged Property website, Phase I Environmental Report
Property City	Appraisal Report, USPS Website
Property State	Appraisal Report, USPS Website
Metropolitan Statistical Area	https://www.census.gov/geographies/reference-files/time-series/demo/metro-micro/historical-delineation-files.html - List 1. CORE BASED STATISTICAL AREAS (CBSAs), METROPOLITAN DIVISIONS, AND COMBINED STATISTICAL AREAS (CSAs), JULY 2023
Zip Code	Appraisal Report, USPS Website, Phase I Environmental Report
County	Appraisal Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Regulatory Agreement Analysis Document, Continuing Covenant Agreement, Loan Agreement
MF Product Type	Provided by Company
Year Built	Appraisal Report, Construction Monitoring Report, Certificate of Occupancy, Certificate of Completion, Form G704, Construction Progress Report Document, Draw Request Document, Substantial Completion Certificate, Letter of Substantial Completion
Year Renovated	Appraisal Report, Construction Monitoring Report, Certificate of Occupancy, Certificate of Completion, Form G704, Construction Progress Report Document, Draw Request Document, Substantial Completion Certificate, Letter of Substantial Completion
Total Units	Rent Roll, Appraisal Report, Continuing Covenant Agreement, Loan Agreement, Bond Financing Agreement
Total Units - Commercial	Appraisal Report, Rent Roll, Commercial Lease
Commercial Sq. Ft	Appraisal Report, Rent Roll, Commercial Lease
A- 1

ATTACHMENT A

Attribute	Source Document(s)
Unit of Measure	Rent Roll, Appraisal Report, Continuing Covenant Agreement, Loan Agreement, Bond Financing Agreement
Affordable LI Units (<=80% AMI)	Appraisal Report
Affordable LI Units (<=60% AMI)	Appraisal Report
Affordable VLI Units (<=50% AMI)	Appraisal Report
Occupancy As of Date	Rent Roll
Loan/Bond Fully Funded (Y/N)	Provided by Company
Loan/Bond Purpose	Appraisal Report, Underwriting Minutes, Underwriting Worksheet, Credit Approval Memo
Cut-Off Date	Provided by Company
Note Date	Provided by Company
Conversion Date	Provided by Company
First Payment Date	Provided by Company
Payment Date	Promissory Note, Bond, Bond Financing Agreement, Indenture, Continuing Covenant Agreement, Loan Agreement, and any related amendments
Late Charge Grace Period	Promissory Note
Maturity Date	Promissory Note, Bond, Bond Transcript, Bond Financing Agreement, Indenture, Continuing Covenant Agreement, Loan Agreement, and any related amendments
Original Loan/Bond Amount	Provided by Company
Cut-Off Date Loan/Bond Amount	Interest Rate Cap Agreement, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Maturity Balance	Interest Rate Cap Agreement, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Rate Type	Provided by Company
Interest Adjustment Frequency	Promissory Note, Bond, Bond Transcript, Bond Financing Agreement, Indenture, Continuing Covenant Agreement, Loan Agreement, and any related amendments
Rate Index	Promissory Note, Bond, Bond Transcript, Bond Financing Agreement, Indenture, Continuing Covenant Agreement, Loan Agreement, and any related amendments
Margin	Promissory Note, Bond, Bond Transcript, Bond Financing Agreement, Indenture, Continuing Covenant Agreement, Loan Agreement, and any related amendments
Interest Calculation	Promissory Note, Bond, Bond Transcript, Bond Financing Agreement, Indenture, Continuing Covenant Agreement, Loan Agreement, and any related amendments
A- 2

ATTACHMENT A

Attribute	Source Document(s)
Loan Amortization Type	Promissory Note, Bond, Bond Transcript, Bond Financing Agreement, Indenture, Continuing Covenant Agreement, Loan Agreement, and any related amendments
Interest Only Begin Date	Provided by Company
Interest Only End Date	Provided by Company
Amortization Term (Original)	Provided by Company
Prepayment Provision	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Defeasance To Maturity (Y/N)	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Payment Frequency	Interest Rate Cap Agreement, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
UW Date	Provided by Company
Appraisal Valuation Date	Appraisal Report
Appraised Value	Appraisal Report
Appraised Value Type	Appraisal Report
UW EGI	Underwriting Minutes, Underwriting Worksheet, Credit Approval Memo
UW Expenses	Underwriting Minutes, Underwriting Worksheet, Credit Approval Memo
Most Recent Financial End Date	Historical Financial Statements, Audit Reports
Most Recent EGI	Historical Financial Statements, Audit Reports
Most Recent Expenses	Historical Financial Statements, Audit Reports
2nd Most Recent Financial End Date	Historical Financial Statements, Audit Reports
2nd Most Recent EGI	Historical Financial Statements, Audit Reports
2nd Most Recent Expenses	Historical Financial Statements, Audit Reports
3rd Most Recent Financial End Date	Historical Financial Statements, Audit Reports
3rd Most Recent EGI	Historical Financial Statements, Audit Reports
3rd Most Recent Expenses	Historical Financial Statements, Audit Reports
Type of Regulatory Agreement(s)	Provided by Company
Description of Regulatory Agreement(s)	Provided by Company
Loan/Bond Level Set Aside	Provided by Company
Description of Restrictive Agreement Set Asides	Provided by Company
Number of HAP Contract Units	Provided by Company
HAP Contract Expiration Date	Provided by Company
HAP Contract Rents	Provided by Company
A- 3

ATTACHMENT A

Attribute	Source Document(s)
Borrowing Entity Name	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Borrowing Entity State of Organization	Provided by Company
Borrowing Entity Ownership Type	Provided by Company
Guarantor Entity Name	Provided by Company
Guarantor State of Organization	Provided by Company
Guarantor Ownership Type	Provided by Company
Sponsor Name	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, Operating Agreement, Development Agreement, Partnership Agreement and any related amendments
Tenants-In-Common (Y/N)	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Recourse to Borrower (Y/N)	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Recourse to Guarantor (Y/N)	Guaranty Agreement, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Crossed Loans/Bonds (Y/N)	Cross Collateralization Agreement, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Lien Position	Title Policy, Continuing Covenant Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy, Legal Issues Analysis Document, Security Instrument, Deed of Trust, Mortgage Document
Ground Lease (Y/N)	Title Policy, Ground Lease, Ground Lease Estoppel
Ground Lease Rent	Ground Lease, Ground Lease Estoppel, Title Policy
Ground Lease Maturity Date	Ground Lease, Ground Lease Estoppel, Title Policy
Ground Lease Extension (Y/N)	Ground Lease, Ground Lease Estoppel, Title Policy
Lockbox (Y/N)	Cash Management Agreement, Lockbox Agreement
Cash Management (Description or N/A)	Cash Management Agreement, Lockbox Agreement
Engineering Reserve/Deferred Maintenance	Provided by Company
Tax Reserve (Initial)	Provided by Company
Tax Reserve (Monthly)	Provided by Company
Insurance Reserve (Initial)	Provided by Company
Insurance Reserve (Monthly)	Provided by Company
Replacement Reserve (Initial)	Operating Agreement, Partnership Agreement
A- 4

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserve (Monthly)	Operating Agreement, Partnership Agreement
Replacement Reserve - Contractual - Cap ($ or N/A)	Provided by Company
Other Reserve (Initial)	Provided by Company
Other Reserve (Monthly)	Reserve Payment Spreadsheet
Other Reserve Description	Reserve Payment Spreadsheet
Other Escrow Reserve Description	Reserve Payment Spreadsheet
Springing Reserve Type	Provided by Company
Springing Reserve Amount	Provided by Company
Seismic Insurance if PML >= 20% (Y/N)	Seismic Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Environmental Insurance Origination Certificate
Zoning Status	Appraisal, Zoning Report, Zoning Letter
If Legal Non-Conforming (Describe Issue)	Provided by Company
Green Advantage	Provided by Company
RAD	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, Legal Issues Analysis Document, and any related amendments
Non-Compliance Provisions (Y/N)	Provided by Company
Existing Credit Enhancement	Provided by Company
Additional Financing In Place (existing) (Y/N)	Secondary Financing Documents, Subordinate Debt Analysis Document, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Additional Financing Amount (existing)	Secondary Financing Documents, Subordinate Debt Analysis Document, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Additional Financing Description (existing)	Secondary Financing Documents, Subordinate Debt Analysis Document, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Hard Subordinate Debt Term	Provided by Company
Hard Subordinate Debt Maturity Date	Secondary Financing Documents, Subordinate Debt Analysis Document, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
A- 5

ATTACHMENT A

Attribute	Source Document(s)
Hard Subordinate Debt Interest Rate	Secondary Financing Documents, Subordinate Debt Analysis Document, Bond Transcript, Bond Financing Agreement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Future Supplemental Financing (Y/N)	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Future Supplemental Financing Description	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Tax Abatement (Y/N)	Provided by Company
Tax Abatement Expiration Date	Provided by Company
Defaults or Forbearances? (Y/N)	Provided by Company
PIS (Placed in Service) Date LIHTC	Provided by Company
Remaining Tax Credit ($)	Provided by Company
Income Average (Y/N)	Provided by Company
Bond Counsel Name	Opinion of Counsel
Tax Credit Syndicator Name	Provided by Company
Tax Credit Investor Name	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Fiscal Agent/Bond Trustee Name	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Annual Governmental Lender Fee	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Annual Fiscal Agent/Bond Trustee Fee ($)	Bond Financing Agreement, Bond Transcript, Settlement Statement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Annual Fiscal Agent/Bond Trustee Fee Payment Date	Bond Financing Agreement, Bond Transcript, Settlement Statement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
First Annual Fiscal Agent/Bond Trustee Fee Payment Date	Bond Financing Agreement, Bond Transcript, Settlement Statement, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Underlying Bond CUSIP	Bond, Bond Transcript
Mandatory Redemption Date	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
A- 6

ATTACHMENT A

Attribute	Source Document(s)
Mandatory Redemption Price	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Optional Redemption Date	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Optional Redemption Price	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Mandatory Tender Date	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Mandatory Tender Price	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Bond Principal Allocation	Provided by Company
Form of Certificate	Provided by Company
Tax-Exempt (Y/N)	Provided by Company
AMT-Exempt (Y/N)	Provided by Company
In-Custody (Y/N)	Provided by Company
Issuer Name	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Bond Custodian	Provided by Company
Custodial Receipt CUSIP	Provided by Company
QIB Restricted (Y/N)	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Interest Rate Index Floor	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Cap or Swap	Provided by Company
Rate Cap (Lifetime)	Bond Financing Agreement, Bond Transcript, Loan Agreement, Indenture, Promissory Note, Bond, Continuing Covenant Agreement, and any related amendments
Strike Rate for Interest Rate Cap	Interest Rate Cap Agreement
Interest Rate Cap Expiration Date	Interest Rate Cap Agreement
Cap Provider	Interest Rate Cap Agreement
Servicing Fee	Provided by Company
Master Servicer Fee	Freddie Mac Term Sheet
A- 7

ATTACHMENT A

Attribute	Source Document(s)
Sub-Servicing Fee	Servicer Engagement Letter
Trustee Fee	Trustee Fee Bid Letter
CREFC Royalty Fee	Freddie Mac Term Sheet
A- 8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Balance/Unit	Cut-Off Date Loan/Bond Amount divided by Total Units.
Occupancy %	Number of occupied units listed on the Rent Roll Source Document divided by Total Units.
Monthly Rent Per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report or Continuing Covenant Agreement Source Documents.
% of Cut-Off Date Pool Balance	Respective Cut-Off Date Loan/Bond Amount divided by sum of pool Cut-Off Date Loan/Bond Amount.
% of Cut-Off Date Group Balance	Respective Cut-Off Date Loan/Bond Amount divided by sum of the related Freddie Mac Underwriting Group Cut-Off Date Loan/Bond Amount.
Maturity Balance/Unit ($)	Maturity Balance divided by Total Units.
Gross Interest Rate	Recompute as the sum of the Margin and Actual SOFR.
Monthly Debt Service	Recompute using the Cut-Off Date Loan/Bond Amount, Interest Calculation, IO Period, Amortization Term (Remaining) and Strike Rate for Interest Rate Cap. Assume all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.
Monthly Debt Service (IO)	If IO Period is greater than Seasoning, recompute using the Cut-Off Date Loan/Bond Amount, Interest Calculation, IO Period and Strike Rate for Interest Rate Cap. Otherwise, set equal to ‘N/A’. Assume all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.
First Monthly Debt Service In Trust	Recompute using the Cut-Off Date Loan/Bond Amount, Interest Calculation, IO Period, Amortization Term (Remaining) and Gross Interest Rate. Assume all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.
B- 1

ATTACHMENT B

Attribute	Calculation Methodology
IO Period	Number of payments between and including the Interest Only Begin Date and Interest Only End Date.
Amortization Term (Remaining)	Recompute using the Amortization Term (Original), Seasoning and IO Period.
Loan/Bond Term Initial	Number of payments between and including the First Payment Date and Maturity Date.
Loan/Bond Term (Remaining)	Recompute using the Loan/Bond Term Initial, Maturity Date and Cut-Off Date.
Seasoning	Loan/Bond Term Initial minus Loan/Bond Term (Remaining).
Cut-Off Date LTV	Cut-Off Date Loan/Bond Amount divided by Appraised Value.
Maturity LTV	Maturity Balance divided by Appraised Value.
UW NCF DSCR	UW NCF divided by product of 12 and Monthly Debt Service.
UW NCF DSCR (IO)	UW NCF divided by product of 12 and Monthly Debt Service (IO).
UW NOI	UW EGI minus UW Expenses.
UW NCF	Set equal to UW NOI.
Most Recent NCF DSCR	Most Recent NCF divided by product of 12 and Monthly Debt Service.
Most Recent NCF DSCR (IO)	Most Recent NCF divided by product of 12 and Monthly Debt Service (IO).
Most Recent NOI	Most Recent EGI minus Most Recent Expenses.
Most Recent NCF	Set equal to Most Recent NOI.
2nd Most Recent NOI	2nd Most Recent EGI minus 2nd Most Recent Expenses.
2nd Most Recent NCF	Set equal to 2nd Most Recent NOI.
3rd Most Recent NOI	3rd Most Recent EGI minus 3rd Most Recent Expenses.
3rd Most Recent NCF	Set equal to 3rd Most Recent NOI.
Rental/Income/Age Restrictions (Y/N)	Set equal to ‘Yes’ if Description of Regulatory Agreement(s) contains rental, income or age restrictions. Otherwise, set equal to ‘No’.
Number of LIHTC Units	Set equal to Total Units.
Related Borrower Loans	Recompute by grouping loans by Guarantor Entity Name and Sponsor Name.
Mandatory Redemption Date Balance	If Mandatory Redemption Date is equal to ‘N/A’, set equal to ‘N/A’. Otherwise, set equal to Maturity Balance.
Issuer Fee	Set equal to Annual Governmental Lender Fee.
B- 2

ATTACHMENT B

Attribute	Calculation Methodology
Administration Fee Rate	Sum of Servicing Fee, Master Servicer Fee, Sub-Servicing Fee, Trustee Fee and CREFC Royalty Fee.
Net Interest Rate	Gross Interest Rate minus Administration Fee Rate.
Cut-Off Date CLTV	Cut-Off Date Loan/Bond Amount and any cut-off date loan amount related to secondary financing with terms included in the Hard Subordinate Debt Term Compared Attribute divided by Appraised Value. If the Compared Attribute Hard Subordinate Debt Term is ‘N/A’, set equal to ‘N/A’.
Most Recent NCF CDSCR	Most Recent NCF divided by product of 12 and the sum of Monthly Debt Service and any monthly debt service related to secondary financing with terms included in the Hard Subordinate Debt Term Compared Attribute. If the Compared Attribute Hard Subordinate Debt Term is ‘N/A’, set equal to ‘N/A’.

B- 3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the source document or instruction indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and therefore, we did not perform any procedure.
2.	For the Compared Attribute “Seismic Insurance if PML >= 20% (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the PML in the Seismic Report Source Document was less than or equal to 20.0% or when there was no Seismic Report provided.
3.	For the Compared Attribute “Number of Properties”, we were instructed by the Company to use ‘1’ as the value for the Compared Attribute when the Source Documents described multiple parcels managed by a single entity.
4.	For the Compared Attribute “Property Subtype” we were instructed by the Company to use ‘Garden’ as the value for the Compared Attribute when the buildings had four or fewer stories indicated in the Appraisal Report Source Document.
5.	For the Compared Attribute “Sponsor Name” we were instructed by the Company to compare the attribute to the entity defined as the developer in the Source Documents.
6.	For the Compared Attributes “Replacement Reserve (Initial)” and “Other Reserve (Monthly)” we were instructed by the Company to only compare attributes that were not equal to ‘N/A’.
7.	For the Compared Attribute “Additional Financing Amount (existing)” we were instructed by the Company to use the cut-off date balances listed in the related Source Documents for tax-exempt and taxable supplemental loans.
8.	For the Compared Attributes “Most Recent Expenses”, “2nd Most Recent Expenses” and “3rd Most Recent Expenses” we were instructed by the Company to exclude line items related to financing, capital expenditures and long term capital improvements included in the Source Documents.
9.	For the Compared Attribute “Replacement Reserve (Monthly)” we were instructed by the Company to use ‘N/A’ as the value for the Compared Attribute for Loans with Property Name equal to ‘Union at Wiley B’ and ‘Federal Point C’.
10.	For the Compared Attributes “Total Units – Commercial” and “Commercial Sq. Ft”, we were instructed by the Company to use ‘0’ and ‘N/A’, respectively, as the value for the Compared Attributes when correspondence with the Company indicated that related commercial units were not included as transaction collateral.
11.	For Mortgaged Properties with a ‘Tax-Exempt Loan’ or ‘Taxable Supplemental Loan’ identified in the Compared Attribute “Additional Financing Description (existing)”, we were instructed to include such when recomputing the following Recomputed Attributes: “Cut-Off Date Balance/Unit”, “Maturity Balance/Unit ($)”, “Cut-Off Date LTV”, “Maturity LTV”, “UW NCF DSCR”, “UW NCF DSCR (IO)”, “Most Recent NCF DSCR”, “Most Recent NCF DSCR (IO)”, “Cut-Off Date CLTV”, and “Most Recent NCF CDSCR”.
12.	For the Loan with a Property Name equal to ‘Ivy Farms Apartments’ we were instructed by the Company to use ‘0.125%’ in the Compared Attribute “Annual Governmental Lender Fee” when the Source Documents indicated ‘$0.125’.
13.	For the Compared Attributes “Appraised Value” and “Appraisal Valuation Date”, we were instructed by the Company to use the appraised value and appraisal valuation date, as shown in the related Appraisal Report, that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of the table below. For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use the appraisal valuation type listed in the “Appraised Value Type” column of the table below.
Property Name	Valuation Type from Appraisal Report	Appraised Value Type
192 Shoreline	As Is, Residential (Affordable)	As-Is (Rent Restrictions)
The Reserve at Howell Place	Market Value - Upon Stabilization - As Restricted	As-Stabilized (Rent Restrictions)
550 Paseo	As Is - Restricted	As-Is (Rent Restrictions)
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ATTACHMENT C

Property Name	Valuation Type from Appraisal Report	Appraised Value Type
Union at Wiley A	As Is - Restricted; Tax Abatement Benefits - Restricted	As-Is (Rent Restrictions) & Tax Abatement Value
Union at Wiley B	As Is - Restricted; Tax Abatement Benefits - Restricted	As-Is (Rent Restrictions) & Tax Abatement Value
Federal Point A	As Is Restricted, Section 8/LIHTC	As-Stabilized (Rent Restrictions)
Federal Point C	As Stabilized - Restricted	As-Stabilized (Rent Restrictions)
Argentine Heights Apartments	As Stabilized - Restricted	As-Is (Rent Restrictions)
Ambar Key Homes, Ltd.	As Stabilized - Restricted	As-Stabilized (Rent Restrictions)
Lynwood Apartments	Propective Market Value As Completed/Stabilized (at Restricted Rents)	As-Stabilized (Rent Restrictions)
Oakdale Apartments	Prospective Market Value Upon Stabilization Assuming Restricted Rents	As-Stabilized (Rent Restrictions)
Ivy Farms Apartments	As Is - Restricted	As-Is (Rent Restrictions)
Rapides Homes Rental Subdivision	Upon Stabilization - Restricted/LIHTC	As-Stabilized (Rent Restrictions)
Caddo Homes Rental Subdivision	Upon Stabilization - Restricted/LIHTC	As-Stabilized (Rent Restrictions)
Shockoe I Apartments	Prospective LIHTC Value As Completed/Stabilized	As-Stabilized (Rent Restrictions)
The Waves	Subject’s restricted HAP rents scenario, the hypothetical leased fee value assuming “completion and stabilization”	As-Stabilized (Rent Restrictions)
The Acadia	Restricted Rents Rents: Reconciled Prospective Value Upon Stabilization	As-Stabilized (Rent Restrictions)
Ouachita Homes Rental Subdivision	Upon Stabilization - Restricted/LIHTC	As-Stabilized (Rent Restrictions)
Marbella Apartments	Market Value "As Is"	As-Is (Rent Restrictions)
Vistabella Apartments	Prospective As Complete & Stabilized Post Renovation Restricted Market Value of the fee simple estate subject to short-term leases of Vistabella Apartments as of March 2021	As-Stabilized (Rent Restrictions)
Gilfield Park Senior Apartments	Market Value As Is - Restricted Rents	As-Is (Rent Restrictions)

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